Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EMSP 334
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The authoritative guidance for fair value measurements provides a framework for measuring fair value. The framework establishes a three-level fair value hierarchy based on the nature of the information used to measure fair value.  The terms “Level 1” and “Level 2” are accounting terms that refer to different methods of valuing assets.  The terms do not represent the relative risk or credit quality of an investment.  The fair value hierarchies for the Plan assets are not a measure of the ability of the Plan to meet Plan benefit obligations.
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value:
Note 5:  Fair Value Measurements (continued)

			Fair Value Measurements at
			December 31, 2025 Using*
(millions of dollars)
Description of investments	Value		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)

ExxonMobil common stock	7,361		7,361	(1)
U.S. Government Securities	2,936				2,936	(2)
Corporate Debt Securities	100				100	(2)

Total	10,397		7,361		3,036

Common/Collective trusts (at net asset value)**:
S&P 500 Fund	8,004	(3)
Small & Mid Cap Fund	3,293	(3)
World Ex-US Equity Fund	2,390	(3)
Aggregate Bond Fund	1,322	(4)
Short term investments	246	(5)

Total	25,652
(1)     For ExxonMobil common stock, fair value is based on observable quoted prices on an active exchange.
(2)     For U.S. government securities and corporate debt securities, fair value is based on observable inputs of comparable market transactions.
(3)     Investments in common and preferred stocks held in the form of units in common/collective trusts are redeemable daily at the unit value, including the measurement date. The fair value of the underlying securities owned by the common/collective trusts is based on observable quoted prices on an active exchange.
(4)     Investments in debt securities and fixed income assets held in the form of units in common/collective trusts are redeemable daily at the unit value, including the measurement date.
(5)     Short term investments held in the form of units in common/collective trusts are redeemable daily at the unit value, including the measurement date.

* There are no “Level 3” investments.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts in the Statements of Net Assets.
Note 5:  Fair Value Measurements (continued)

			Fair Value Measurements at
			December 31, 2024 Using*
(millions of dollars)
Description of investments	Value		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)

ExxonMobil common stock	7,165		7,165	(1)
U.S. Government Securities	2,893				2,893	(2)
Corporate Debt Securities	34				34	(2)

Total	10,092		7,165		2,927

Common/Collective trusts (at net asset value)**:
S&P 500 Fund	6,991	(3)
Small & Mid Cap Fund	3,074	(3)
World Ex-US Equity Fund	1,798	(3)
Aggregate Bond Fund	1,172	(4)
Short term investments	296	(5)

Total	23,423
(1)     For ExxonMobil common stock, fair value is based on observable quoted prices on an active exchange.
(2)     For U.S. government securities and corporate debt securities, fair value is based on observable inputs of comparable market transactions.
(3)     Investments in common and preferred stocks held in the form of units in common/collective trusts are redeemable daily at the unit value, including the measurement date. The fair value of the underlying securities owned by the common/collective trusts is based on observable quoted prices on an active exchange.
(4)     Investments in debt securities and fixed income assets held in the form of units in common/collective trusts are redeemable daily at the unit value, including the measurement date.
(5)     Short term investments held in the form of units in common/collective trusts are redeemable daily at the unit value, including the measurement date.

* There are no “Level 3” investments.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts in the Statements of Net Assets.